OTHER INCOME/(EXPENSES), NET (Tables)	12 Months Ended
Dec. 31, 2017
Other Income and Expenses [Abstract]
Schedule of Other Nonoperating Income (Expense)
	For the years ended December 31
	2015	2016	2017
	RMB	RMB	RMB
Guarantee income	-	9,641,685	65,935,450
Donations	-	(873,320)	(6,288,539)
Others	1,036,319	-	-
Total	1,036,319	8,768,365	59,646,911